WY Funds
5502 N. Nebraska Avenue
Tampa, FL 33604

May 6, 2013

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:           WY Funds File Nos. 333-120624 and 811-21675

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the WY Funds (the "Trust") on behalf of The Core Fund (the "Fund"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2013.

Questions related to this filing should be directed to Donald S. Mendelsohn of Thompson Hine LLP at (513) 352-6546.

Sincerely,

/s/ M. Brent Wertz
M. Brent Wertz, President